UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Gibson Capital, LLC
Address:       6600 Brooktree Court, Suite 2200
                        Wexford, PA  15090


13F File Number: 28-12998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA            October 12, 2010

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: 181,043 (x$1000)

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

ISSUER	      ISSUER DSC       CUSIP       VALUE  SH/  SHS or  PT/ INV  OTH	    VTNG AUTH
        			          ($1000) PR   PR AM   CL  DIS  MGR      SL    SH    NO
BRKSHR HTHWY  CL B NEW         084670702      244 SH     2,950    SOLE NONE    2,950    0       0
ISHRS TRST    BARCLYS TIPS BD  464287176   17,525 SH   160,693    SOLE NONE  153,741    0   6,952
ISHRS TRST    FTSE KLD400 SOC  464288570    2,925 SH    68,143    SOLE NONE   68,143    0       0
ISHRS TRST    MSCI EAFE IDX    464287465    1,257 SH    22,893    SOLE NONE   22,893    0       0
ISHRS TRST    MSCI EMERG MKT   464287234      426 SH     9,525    SOLE NONE    9,525    0       0
ISHRS TRST    RUSSELL 3000     464287689    2,103 SH    31,177    SOLE NONE   31,177    0       0
ISHRS TRST    RUSL 3000 VALU   464287663      256 SH     3,305    SOLE NONE    3,305    0       0
SPR SRS TRST  DJ INTL RL ETF   78463X863   33,211 SH   862,860    SOLE NONE  842,733    0  20,127
SPR SRS TRST  DJ REIT ETF      78464A607      865 SH    15,090    SOLE NONE   15,090    0       0
VGRD IDX FDS  REIT ETF         922908553   46,056 SH   884,335    SOLE NONE  856,636    0  27,699
VGRD IDX FDS  STK MKT ETF      922908769   76,174 SH 1,305,013    SOLE NONE 1,265,83    0  39,178
